Schedule of Maturity of Operating Lease Liabilities (Details)	Jun. 30, 2023 USD ($)
Lease Right-of-use Assets And Lease Liabilities
Year ending June 30, 2024	$ 233,735
Year ending June 30, 2025	240,747
Year ending June 30, 2026	247,970
Total future minimum lease payments	722,452
Less imputed interest	(37,375)
PV of Payments	$ 685,077